Note 11 - Provision for Site Reclamation and Closure (Details Textual) - Provision for decommissioning, restoration and rehabilitation costs [member] - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Other provisions at end of period	$ 1,662	$ 1,747	$ 1,100
Other provisions, undiscounted cash flows	$ 2,250	$ 2,460
Major assumptions made concerning future events, other Provisions, inflation rate	2.00%	2.00%
Major assumptions made concerning future events, other provisions, discount rate	2.26%	2.31%